Stock options (Options Were Granted Based On The Black Scholes Option Pricing Model) (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Expected dividend	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate		1.51%
Expected volatility		137.00%
Expected life	7 years	7 years	7 years	7 years
Maximum [Member]
Risk-free interest rate	2.16%		2.25%	2.02%
Expected volatility	167.00%		137.00%	153.00%
Minimum [Member]
Risk-free interest rate	2.04%		1.27%	1.89%
Expected volatility	133.00%		134.00%	127.00%